Revenue	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Revenue

20. Revenue

	Six months ended June 30, 2024	Six months ended June 30, 2023
Revenue from contracts with customers
Hardware sales
Government
-Video IoT	$20,616	$-
Software sales
Non-Government
-Video IoT	194,541	82,745
-Security Convergence	-	-
Service revenue
Government
-Video IoT	1,056,025	1,099,987
-Security Convergence	19,112,606	4,767,044
Non-Government
-Video IoT	177,657	274,663
-Security Convergence	113,246	204,896
	$20,674,691	$6,429,335

a)	Disaggregation of revenue from contracts with customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia and MENA region:

Six months ended June 30, 2024	Hardware	Software	Service	Total
Total revenue streams	$22,557	$194,541	$20,966,070	$21,183,168
Inter-revenue streams	(1,941)	-	(506,536)	(508,477)
Revenue from external customer contracts	$20,616	$194,541	$20,459,534	$20,674,691
Timing of revenue recognition
At a point in time	$20,616	$194,541	$-	$215,157
Over time	-	-	20,459,534	20,459,534
	$20,616	$194,541	$20,459,534	$20,674,691

Six months ended June 30, 2023	Hardware	Software	Service	Total
Total revenue streams	$30,482	$168,562	$6,346,590	$6,545,634
Inter-revenue streams	(30,482)	(85,817)	-	(116,299)
Revenue from external customer contracts	$-	$82,745	$6,346,590	$6,429,335
Timing of revenue recognition
At a point in time	$-	$82,745	$-	$82,745
Over time	-	-	6,346,590	6,346,590
	$-	$82,745	$6,346,590	$6,429,335

b)	Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	June 30, 2024	December 31, 2023
Contract assets:
Contract assets relating to service contracts	$35,756,098	$34,213,379
Contract liabilities:
Contract liabilities relating to service contracts	$48,200	$107,603

Revenue recognized that was included in the contract liabilities balance at the beginning of the period:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Revenue recognized that was included in the contract liability balance at the beginning of the year
Service revenue	$54,199	$-

c)	Unfulfilled long-term contracts

Aggregate amount of the transaction price allocated to long-term service contracts that are partially or fully unsatisfied as of June 30, 2024 and December 31, 2023, amounting to $175,466,093 and $241,795,928, respectively. Since June 30, 2023, the Company entered into a significant firm-fixed price contract for building a secure governmental air-gapped network for the Government of Egypt (“GoE”) (“Egypt Contract”), denominated in EGP, includes revenues of approximately EGP 8.4 billion ($209 million, based on the exchange rate as of June 30, 2024).

Management expects that the transaction price allocated to the unsatisfied contracts as of June 30, 2024 and December 31, 2023, will be recognized as revenue from 2024 to 2028 and from year 2023 to 2027, respectively. Except for the abovementioned contracts, all other service contracts are for periods of one year or less or are billed based on the amount of time incurred.